Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Target Equity/Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target Equity/Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide above average total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio adheres to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies. The Portfolio is managed by First Trust Advisors L.P. (“First Trust”) under a sub-advisory agreement with the Adviser. The Portfolio invests in the common stocks of companies which are identified by a model which applies separate uniquely specialized strategies. While each of the strategies included in the Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Portfolio provides investors with exposure to both growth and value stocks, offering investors an opportunity for investment success regardless of which investment styles prevail in the market. The Portfolio is passively managed, meaning that the stocks that are selected are held for one year until the next stock selection date. The investment strategy was developed by First Trust and may be altered from time to time, but only after notice is given to shareholders. Except in rare circumstances, the stocks selected by the model are those in which the portfolio will invest. Each year, on or about the annual stock selection date of December 30, the Portfolio expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to overweight, underweight or exclude from the Portfolio, certain companies identified by the model. Such underweighting or overweighting would be rare but may occur in instances where a security is selected by the model, but the portfolio manager is aware of matters that may make investment in the company ill advised.

To the extent that the Portfolio receives new cash, from the additional purchase or premium payments from variable contract owners or otherwise, the cash is invested proportionally in the securities held by the portfolio. The subadviser reserves the right to hold cash until a sufficient amount is available to invest, so the investment of new cash may not be immediate. However, the sub-adviser intends to invest the new cash as soon as possible after receipt.

During the year until the next stock selection date, the portfolio managers monitor the holdings. In the event an initial security ceases to be a publicly traded security or the shares are otherwise forced to be liquidated, the proceeds derived from the sale of the liquidated initial security will be invested proportionally in additional shares of the remaining securities.

The composition of the Portfolio on each annual stock selection date is expected to be as follows:
  Approximately 1/2 common stocks which comprise The Dow® Target Dividend Strategy — This Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Indexsm with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book. To select stocks, First Trust first ranks all 100 stocks contained in the Dow Jones U.S. Select Dividend Indexsm on or about the stock selection date (best [1] to worst [100]) by: (a) change in return on assets over the last 12 months (an increase in return on assets generally indicates improving business fundamentals) and (b) price-to-book (a lower, but positive, price-to-book ratio is generally used as an indication of value). First Trust then selects an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for the Strategy. In the event of a tie, the stock with the better price to book ratio is selected.
  Approximately 1/2 common stocks which comprise the Value Line® Target 25 Strategy — This Strategy invests in 25 of the 100 stocks that Value Line® gives a #1 ranking for Timelinesstm which have recently exhibited certain positive financial attributes. Value Line® ranks approximately 1,700 stocks of which only 100 are given their #1 ranking for Timelinesstm, which measures Value Line’s view of their probable price performance during the next six to 12 months relative to the others. First Trust selects stocks among the 100 stocks (financial companies and those whose shares are not listed on a U.S. securities exchange are not eligible for the Portfolio) based on 12-month and 6-month price appreciation, return on assets, and price to cash flow. In the event of a tie, the stock with the greatest 6-month price appreciation is selected. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or 25% or more of this Strategy’s portion of the Portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Smaller Capitalization Company Risk — Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Investment Model Risk — The Portfolio is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Portfolio will generally not be bought or sold in response to market fluctuations under normal circumstances. The Portfolio’s passive management style may subject investors to greater market risk than other mutual funds.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

		License Risk — The termination of a license used by the Portfolio or its adviser/sub-adviser may have a significant effect on the operation of the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each year since inception and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each year since inception and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 19.10%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was -25.52%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2012
Target Equity/Income Portfolio | Target Equity/Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
2006	rr_AnnualReturn2006	9.36%
2007	rr_AnnualReturn2007	10.42%
2008	rr_AnnualReturn2008	(45.07%)
2009	rr_AnnualReturn2009	12.33%
2010	rr_AnnualReturn2010	23.23%
2011	rr_AnnualReturn2011	(11.09%)
2012	rr_AnnualReturn2012	11.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	(5.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2005
Target Equity/Income Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%